FINANCIAL RISK MANAGEMENT ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Maturity Analysis for Non-derivative Financial Liabilities
The contractual maturities of financial liabilities, including interest payments, are as follows:

Financial liabilities

	Within one year		Between one and two years		Between two and five years		After five years		Total
2022	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions
Trade and other payables (1)	680		—		7		—		687
Bank overdraft	2								2
Borrowings	102		249		326		2,098		2,775
- In USD	88	4.6	150	4.6	284	4.2	2,098	4.1	2,620
- AUD in USD equivalent	2	4.5	2	4.5	42	4.5			46
- TZS in USD equivalent	12	12.5	97	12.5	—				109
2021
Trade and other payables	616		7		—		—		623
Borrowings	119		115		332		2,169		2,735
- In USD	113	4.3	76	4.2	280	4.1	2,169	4.1	2,638
- AUD in USD equivalent	—	1.5	33	1.5	—	—	—	—	33
- TZS in USD equivalent	6	12.5	6	12.5	52	12.5	—	—	64
2020
Trade and other payables	597		8		—		—		605
Borrowings	205		901		137		1,414		2,657
- In USD	158	5.0	901	5.0	137	4.6	1,414	4.6	2,610
- TZS in USD equivalent	47	12.5	—	—	—	—	—	—	47
(1) Includes an unrealised loss of $6m on oil forward contracts, which is included in loss on non-hedge derivatives and other commodity contracts in the income statement and in trade, other payables and provisions in the statement of financial position.

The table below provides a breakdown of the contractual maturities of the lease liabilities.

	Within one year	Between one and two years	Between two and five years	After five years	Total
2022	$ millions	$ millions	$ millions	$ millions	$ millions
Lease liabilities	79	63	59	2	203
- In USD	39	28	12	—	79
- AUD in USD equivalent	24	21	36	2	83
- BRL in USD equivalent	15	13	9	—	37
- ZAR in USD equivalent	1	1	2	—	4
2021
Lease liabilities	68	50	74	10	202
- In USD	32	19	13	—	64
- AUD in USD equivalent	24	23	51	10	108
- BRL in USD equivalent	10	7	6	—	23
- ZAR in USD equivalent	2	1	4	—	7
2020
Lease liabilities	42	31	68	19	160
- In USD	10	4	6	—	20
- AUD in USD equivalent	22	21	58	19	120
- BRL in USD equivalent	7	5	4	—	16
- ZAR in USD equivalent	3	1	—	—	4

Disclosure of Borrowing Rates	The table below provides a breakdown of the effective borrowing rate per currency for lease liabilities:

	2022	2021	2020

USD	3.1%	2.3%	6.1%
AUD	4.3%	4.6%	4.7%
BRL	14.7%	11.0%	8.4%
ZAR	5.2%	5.9%	9.8%

Disclosure of Credit Risk Exposure	The combined maximum credit risk exposure of the Group is as follows:

	US Dollars
Figures in millions	2022	2021	2020

Other unlisted investments	1	1	2
Trade and other receivables	41	87	95
Cash restricted for use (note 21)	60	58	73
Cash and cash equivalents (note 22)	1,108	1,154	1,330
Total financial assets	1,210	1,300	1,500

Disclosure of Fair Value of Financial Instruments
The estimated fair value of the Group’s other investments and borrowings as at 31 December are as follows:

Type of instrument

	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
Figures in millions - US Dollars	2022		2021		2020
Financial assets
Other investments	3	3	117	117	188	188
Financial liabilities
Borrowings (note 24)	1,983	1,826	1,909	2,011	1,931	2,131
A reconciliation of the deferred compensation asset included in the statement of financial position is set out in the following table:

Figures in millions - US Dollars	2022	2021
Opening balance	25	28
Unwinding of the deferred compensation asset	1	2
Changes in estimates - fair value adjustments (1)	(13)	(3)
Translation	(1)	(2)
Closing balance (2)	12	25
(1) Included in the Income statement in foreign exchange and fair value adjustments
(2) Included in the Statement of financial position in non-current trade, other receivables and other assets

Sensitivity analysis
The table below illustrates the impact on the fair value of the deferred compensation asset resulting from an increase / decrease in production estimates over the remaining period used in the weighted probability calculation.

	Percentage change in number of ounces	Change in deferred compensation asset $m	Percentage change in number of ounces	Change in deferred compensation asset $m
	2022		2021
Effect of changes in assumptions
Increase in number of ounces	+10%	1	+10%	3
Decrease in number of ounces	-10%	(1)	-10%	(3)

The sensitivity on the weighted number of ounces included within the weighted probability calculation has been based on the range of possible outcomes expected from Harmony’s mining plans, which could differ from the actual mining plans followed by Harmony.

Disclosure of Fair Value of Assets Measured on a Recurring Basis

Figures in millions - US Dollars	Level 1	Level 2	Level 3	Total

Assets measured at fair value on a recurring basis	2022
Equity securities - FVTOCI	2	—	—	2
Deferred compensation asset	—	—	12	12

	2021
Deferred compensation asset	—	—	25	25
Equity securities - FVTOCI	116	—	—	116

	2020
Equity securities - FVTOCI	186	—	—	186
Deferred compensation asset	—	—	28	28

Liabilities measured at fair value on a recurring basis	2022
Oil derivative contract	—	6	—	6

Disclosure of Sensitivity Analysis on Other Financial Assets and Liabilities
The following table shows the approximate interest rate sensitivities of other financial assets and liabilities at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below). As the sensitivity is the same (linear) for both increases and decreases in interest rates only absolute numbers are presented.
The expected impact on the Group's profit or loss and equity is fairly reflected within the "Change in interest" amount.

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2022
Financial assets
USD denominated	100	5	5
AUD denominated	150	1	1
Financial liabilities
TZS denominated	250	5,128	2
AUD denominated	150	1	1
USD denominated	100	1	1

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2021
Financial assets
USD denominated	100	3	3
AUD denominated	150	1	1
CAD denominated	100	4	5
Financial liabilities
TZS denominated	250	2,692	1
AUD denominated	150	1	1
USD denominated	100	1	1

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2020
Financial assets
USD denominated	100	6	6
AUD denominated	150	1	1
ARS denominated	250	121	1
Financial liabilities
TZS denominated	250	2,730	1
USD denominated	100	1	1
The following table discloses the approximate foreign exchange risk sensitivities of borrowings at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total
		US$ Million		US$ Million		US$ Million
	2022		2021		2020
Borrowings
TZS denominated (TZS/$)	Spot (+TZS250)	(9)	Spot (+TZS250)	(5)	Spot (+TZS250)	(5)
AUD denominated (AUD/$)	Spot (+AUD0.1)	(2)	Spot (+AUD0.1)	(2)	Spot (+AUD0.1)	—

TZS denominated (TZS/$)	Spot (-TZS(250))	11	Spot (-TZS(250))	6	Spot (-TZS(250))	6
AUD denominated (AUD/$)	Spot (-AUD(0.1))	2	Spot (-AUD(0.1))	2	Spot (-AUD(0.1))	—
The following table discloses the approximate foreign exchange risk sensitivities of cash and cash equivalents at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	Change in exchange rate	Change in cash and cash equivalents total $ millions	Change in exchange rate	Change in cash and cash equivalents total $ millions	Change in exchange rate	Change in cash and cash equivalents total $ millions
	2022		2021		2020

Cash and cash equivalents

ZAR denominated (R/$)	Spot (+ZAR1.50)	9	Spot (+ZAR1.50)	9	Spot (+ZAR1.50)	20
AUD denominated (AUD/$)	Spot (+AUD0.1)	2	Spot (+AUD0.1)	4	Spot (+AUD0.1)	3
ARS denominated (ARS/$)	Spot(+ARS10)	7	Spot(+ARS10)	14	Spot(+ARS10)	20
CAD denominated (CAD/$)	Spot(+CAD0.1)	—	Spot(+CAD0.1)	24	Spot(+CAD0.1)	0

ZAR denominated (R/$)	Spot (-ZAR1.50)	(7)	Spot (-ZAR1.50)	(7)	Spot (-ZAR1.50)	(17)
AUD denominated (AUD/$)	Spot (-AUD0.1)	(2)	Spot (-AUD0.1)	(4)	Spot (-AUD0.1)	(3)
ARS denominated (ARS/$)	Spot(-ARS(10))	(6)	Spot(-ARS(10))	(11)	Spot(-ARS(10))	(16)
CAD denominated (CAD/$)	Spot(-CAD0.1)	—	Spot(-CAD0.1)	(21)	Spot(-CAD0.1)	—